Consolidated Subsidiaries	6 Months Ended
Jun. 30, 2013
Consolidated Subsidiaries

15. CONSOLIDATED SUBSIDIARIES

Our consolidated subsidiaries make up 100.0% of our field services segment. For additional information, see Note 2, Business Segment Information, to our Consolidated Financial Statements.

Water Solutions Holdings

In November 2009, we entered into a limited liability agreement with Sand Hills Management, LLC (“Sand Hills”) to form Water Solutions Holdings, LLC (“Water Solutions”) for the purpose of acquiring, managing and operating water treatment, disposal and transportation facilities that are designed to treat, dispose or transport brine and fresh waters used and produced in oil and gas well development activities. The members of Water Solutions are Rex Energy Corporation and Sand Hills, owning 60% and 40% membership interests, respectively, after a change in membership interests which took effect on April 1, 2013. The change in membership interests occurred in accordance with the original operating agreement which stipulated that the change would occur upon the return of our initial capital investments. The change in ownership transaction, in which we retained our controlling financial interest, was accounted for as an equity transaction with no impact to our Consolidated Statement of Operations. Prior to the change in membership interests, the entity was owned 80% by us and 20% by Sand Hills.

We fully consolidate the accounts of Water Solutions in our Consolidated Financial Statements and account for the equity interest owned by Sand Hills as a noncontrolling interest. Water Solutions is financed through cash contributions from its members and a credit facility upon which $1.6 million was drawn as of June 30, 2013. There were no cash contributions during the first six months of 2013 and 2012. The table below sets forth the carrying amount and classifications of Water Solutions’ assets and liabilities as of June 30, 2013 and December 31, 2012, with no restrictions or obligations to use certain assets to settle associated liabilities:

($ in Thousands)	As of June 30, 2013	As of December 31, 2012
Assets
Cash and Cash Equivalents	$2,100	$741
Accounts Receivable	3,528	3,360
Inventory, Prepaid Expenses and Other	24	13
Other Property and Equipment	5,849	3,560
Wells and Facilities in Progress	191	221
Accumulated Depreciation, Depletion and Amortization	(1,055)	(501)
Deferred Financing Costs and Other Assets—Net	170	199

Total Assets	$10,807	$7,593
Liabilities
Accounts Payable	$1,822	$1,554
Accrued Expenses	1,482	1,036
Senior Secured Line of Credit and Long-Term Debt	2,377	965

Total Liabilities	$5,681	$3,555

R.E. Disposal, LLC (formerly known as NorthStar #3, LLC)

In August 2011, our wholly owned subsidiary, R.E. Gas Development, LLC (“R.E. Gas”) and NorthStar Water Management (“NorthStar”) formed NorthStar #3, LLC (“NorthStar #3”) to construct, own and operate a water disposal well in Mahoning County, Ohio. During the second quarter of 2013, we purchased the remaining 49% membership interest owned by NorthStar for $0.2 million in cash and now own 100% of NorthStar #3, which was renamed R.E. Disposal, LLC. Upon NorthStar #3’s original formation, a note was issued from us to NorthStar #3 to assist in supplementing the operations. The note, which at the time of ownership change had a balance of $4.6 million, was terminated as a part of the change in ownership transaction. Prior to the change in ownership transaction, the financial results of NorthStar #3 were fully consolidated into our Consolidated Financial Statements while also eliminating any intercompany transactions, including the note payable due to us. The change in ownership transaction, in which we retained our controlling financial interest, was accounted for as equity transaction with no impact to our Consolidated Statements of Operations.

Prior to the change in ownership, we reported this entity as a variable interest entity. The carrying amount and classifications of R.E. Disposal, LLC (formerly NorthStar #3) assets and liabilities as of December 31, 2012 are as follows, with no restrictions or obligations to use certain assets to settle associated liabilities:

December 31, 2012 (in thousands)
ASSETS
Cash and Cash Equivalents	$14
Wells and Facilities in Progress	4,559

Total Assets	$4,573
LIABILITIES
Accounts Payable	$6
Note Payable	4,633

Total Liabilities	$4,639